GENERAL AMERICAN LIFE INSURANCE COMPANY
                            GENERAL AMERICAN SEPARATE
                            ACCOUNTS TWENTY-EIGHT AND
                                   TWENTY-NINE

                        Supplement dated October 22, 1999


This supplement should be attached to your copy of the Prospectus for the variable annuity contracts issued by General American Life Insurance Company and General American Separate Accounts Twenty-Eight and Twenty-Nine.

On August 25, 1999, the shareholders of the GT Global Variable Investment Trust and the GT Global Variable Investment Series (GT Global Investment Funds) approved an Agreement and Plan of Reorganization under which each GT Global Investment Fund would transfer substantially all of its assets to a corresponding series of AIM Variable Insurance Funds, Inc. This transfer of assets will be completed on October 24, 1999. The GT Global Investment Funds are therefore no longer available for investment. The purpose of this Supplement is to provide you with information concerning AIM Variable Insurance Funds, Inc.

AIM Variable Insurance Funds, Inc. is a management investment company with multiple portfolios. A I M Advisors, Inc. is the investment adviser to each Fund. Each Fund pays Investment Management and Administration Fees to A I M Advisors, Inc. The following series of AIM Variable Insurance Funds, Inc. are now available in connection with your contracts:

AIM VARIABLE INSURANCE FUNDS, INC.
 Managed by:  A I M Advisors, Inc.

General American Separate Account Twenty-Eight:

         AIM V.I. Diversified Income Fund
         AIM V.I. Government Securities Fund
         AIM V.I. Money Market Fund

General American Separate Account Twenty-Nine:

         AIM V.I. Global Growth and Income Fund
         AIM V.I. Capital Appreciation Fund
         AIM V.I. International Equity Fund
         AIM V.I. Telecommunications Fund

Investment Fund Expenses:
(expressed as a percentage of average daily net assets)



                                                      Investment
                                                      Management and       Other
                                                      Administration Fees  Expenses(1)      Total Expenses(3)
                                                      -------------------  -----------      -----------------

AIM Variable Insurance Funds, Inc.

AIM V.I. Capital Appreciation Fund                    0.62%                0.16%            0.78%

AIM V.I. Diversified Income Fund                      0.60%                0.28%            0.88%

AIM V.I. Global Growth and Income Fund(2)             1.00%                0.45%            1.45%

AIM V.I. Government Securities Fund                   0.50%                0.34%            0.84%

AIM V.I. International Equity Fund                    0.75%                0.27%            1.02%

AIM V.I. Money Market Fund                            0.40%                0.29%            0.69%

AIM V.I. Telecommunications Fund(2)                   1.00%                0.44%            1.44%

(1) Ratio has been restated to reflect current Administrative Services Agreement.
(2) Has not commenced operations.  Expense ratios are estimates for 1999.
(3) Pro forma total fees and expenses of the AIM Variable Insurance Funds, Inc. after the transfer of assets from the GT Global Investment Funds to the AIM Variable Insurance Funds, Inc. are as follows:  0.80% for the AIM V.I.
Capital Appreciation Fund; 0.88% for the AIM V.I. Diversified Income Fund; 1.45% for the AIM V.I. Global Growth
and Income Fund; 0.89% for the AIM V.I. Government Securities Fund; 1.04% for the AIM V.I. International Equity
Fund; 0.71% for the AIM V.I. Money Market Fund; and 1.44% for the AIM V.I. Telecommunications Fund.

Examples

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets:

(a) if you surrendered your contract after the end of the specified time period;

(b) if you do not surrender your contract after the end of the specified time period;

(c)  if you annuitize after the end of the specified time period.


                                                                       Time Periods
                                                                       ------------

                                                    1 Year        3 Years          5 Years        10 Years
                                                    ------        -------          -------        --------

AIM V.I. Capital Appreciation Fund                  (a)$82.82     (a)$110.29       (a)$140.32     (a)$257.54
                                                    (b)$22.82     (b)$ 70.29       (b)$120.32     (b)$257.54
                                                    (c)$82.82     (c)$110.29       (c)$120.32     (c)$257.54

AIM V.I. Diversified Income Fund                    (a)$83.82     (a)$113.30       (a)$145.34     (a)$267.58
                                                    (b)$23.82     (b)$ 73.30       (b)$125.34     (b)$267.58
                                                    (c)$83.82     (c)$113.30       (c)$125.34     (c)$267.58

AIM V.I. Global Growth and Income Fund              (a)$89.79     (a)$131.06       (a)$174.68     (a)$324.59
                                                    (b)$29.79     (b)$ 91.06       (b)$154.68     (b)$324.59
                                                    (c)$89.79     (c)$131.06       (c)$154.68     (c)$324.59

AIM V.I. Government Securities Fund                 (a)$83.42     (a)$112.09       (a)$143.34     (a)$263.58
                                                    (b)$23.42     (b)$ 72.09       (b)$123.34     (b)$263.58
                                                    (c)$83.42     (c)$112.09       (c)$123.34     (c)$263.58

AIM V.I. International Equity Fund                  (a)$85.22     (a)$117.49       (a)$152.33     (a)$281.45
                                                    (b)$25.22     (b)$ 77.49       (b)$132.33     (b)$281.45
                                                    (c)$85.22     (c)$117.49       (c)$132.33     (c)$281.45

AIM V.I. Money Market Fund                          (a)$81.91     (a)$107.57       (a)$135.78     (a)$248.41
                                                    (b)$21.91     (b)$ 67.57       (b)$115.78     (b)$248.41
                                                    (c)$81.91     (c)$107.57       (c)$115.78     (c)$248.41

AIM V.I. Telecommunications Fund                    (a)$89.41     (a)$129.98       (a)$172.99     (a)$321.81
                                                    (b)$29.41     (b)$ 89.98       (b)$152.99     (b)$321.81
                                                    (c)$89.41     (c)$129.98       (c)$152.99     (c)$321.81

You should refer to your Prospectus under the heading "Notes to Table of Fees and Expenses and Examples" for relevant information concerning the tables above.